UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

FORM N-Q

JUNE 30, 2009

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS† - 97.5%
Education - 14.9%
	Amherst, NY, IDA, Civic Facilities Revenue, University of Buffalo Foundation, Faculty-Student Housing, AMBAC:
$1,000,000	5.125% due 8/1/20	$1,030,840
3,615,000	5.250% due 8/1/31	3,586,839
	Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College:
1,000,000	5.000% due 8/1/19	940,310
2,500,000	5.000% due 8/1/46	1,956,850
2,250,000	Madison County, NY, IDA, Civic Facilities Revenue, Colgate University Project, 5.000% due 7/1/23	2,312,100
	New York City, NY, Trust Cultural Resource Revenue, AMBAC, Museum of Modern Art:
3,100,000	5.000% due 4/1/23	3,181,840
9,000,000	5.125% due 7/1/31	9,105,300
	New York State Dormitory Authority Revenue:
291,000	7.500% due 5/15/11	320,563
1,000,000	4201 School Program, 5.000% due 7/1/18	1,011,550
3,000,000	City University of New York, Consolidated Second General Resolution, AMBAC-TCRS, 5.750% due 7/1/18	3,360,570
	City University Systems:
5,825,000	FGIC-TCRS, 5.625% due 7/1/16	6,378,375
5,950,000	FSA, 6.000% due 7/1/14	6,363,346
2,000,000	Department of Education, 5.000% due 7/1/24	2,005,240
5,000,000	New School University, NATL, 5.000% due 7/1/29	5,056,900
	New York University:
10,000,000	5.000% due 7/1/38	9,804,900
8,000,000	AMBAC, 5.000% due 7/1/32	7,871,120
	NATL:
1,000,000	5.750% due 7/1/15	1,156,770
6,300,000	5.750% due 7/1/27	7,116,921
	Non-State Supported Debt:
	Cabrini Westchester, GNMA-Collateralized:
2,400,000	5.100% due 2/15/26	2,425,368
4,525,000	5.200% due 2/15/41	4,277,075
	Unrefunded Balance, University of Rochester, NATL:
690,000	5.000% due 7/1/16	691,235
405,000	5.000% due 7/1/27	405,458
1,070,000	State University, Adult Facilities, FSA, 5.750% due 5/15/17	1,186,769
3,000,000	Teachers College, NATL, 5.000% due 7/1/22	3,071,760
	New York State Dormitory Authority, State Personal Income Tax Revenue:
10,000,000	5.000% due 3/15/31	10,035,200
12,435,000	5.000% due 12/15/35	12,272,972
1,700,000	New York State Municipal Bond Bank Agency, Special School Purpose Revenue, State Aid Withholding, 5.250% due 12/1/21	1,733,507
	Rensselaer County, NY, IDA, Civic Facilities Revenue, Polytechnic Institute Dormitory Project:
5,820,000	5.125% due 8/1/27	5,848,693
5,430,000	5.125% due 8/1/29	5,359,464
1,725,000	Schenectady, NY, Industrial Development Agency, Civic Facilities Revenue, Union College Project, AMBAC, 5.000% due 7/1/22	1,792,534

	Total Education	121,660,369

Health Care - 11.8%
1,620,000	East Rochester, NY, Housing Authority Revenue, North Park Nursing Home, GNMA-Collateralized, 5.200% due 10/20/24	1,644,786

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
Health Care - 11.8% (continued)
$10,000,000	Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside, 6.700% due 1/1/43	$7,586,600
	New York City Health & Hospital Corp. Revenue, Health System:
3,000,000	AMBAC, 5.000% due 2/15/20	3,022,950
	FSA:
1,110,000	5.000% due 2/15/22	1,123,731
3,750,000	5.125% due 2/15/23	3,803,212
	New York State Dormitory Authority Revenue:
	Bonds, FHA:
3,375,000	Hebrew Nursing Home, 6.125% due 2/1/37	3,388,500
1,500,000	Menorah Campus Nursing Home, 6.100% due 2/1/37	1,500,345
2,825,000	Wesley Garden Nursing Home, 6.125% due 8/1/35	2,832,684
4,730,000	Maimonides Medical Center, NATL, 5.000% due 8/1/24	4,755,069
	Municipal Health Facilities:
7,000,000	5.000% due 1/15/28	6,875,470
25,000,000	5.000% due 1/15/32	23,347,500
17,500,000	New York and Presbyterian Hospital, FSA, FHA, 5.000% due 8/15/36	16,437,575
7,500,000	New York University Hospitals Center, 5.000% due 7/1/26	6,570,000
	Non-State Supported Debt, Insured Mortgage Hospital Montefiore, FHA:
2,500,000	5.000% due 8/1/22	2,443,650
2,000,000	5.000% due 8/1/24	1,926,120
2,500,000	North Shore University Hospital, NATL, 5.500% due 11/1/14	2,571,675
	Park Ridge Housing Inc., FNMA:
1,000,000	6.375% due 8/1/20	1,039,420
1,470,000	6.500% due 8/1/25	1,520,406
70,000	State Supported Debt, Mental Health Services Facilities Improvement, FSA, 5.250% due 8/15/30	70,566
1,500,000	United Cerebral Palsy, AMBAC, 5.125% due 7/1/21	1,522,380
820,000	New York State Medical Care Facilities, Hospital & Nursing Home Insured Mortgage, FHA, 7.000% due 8/15/32	820,107
1,250,000	Syracuse, NY, Industrial Development Agency Revenue, Refunding, James Square Association, FHA, 7.000% due 8/1/25	1,249,900

	Total Health Care	96,052,646

Housing - 6.4%
	New York City, NY, HDC:
993,180	Cadman Project, FHA, 6.500% due 11/15/18	1,034,019
792,750	Kelly Project, 6.500% due 2/15/18	823,350
8,275,000	MFH Rental Revenue, Seaview Towers, 4.600% due 7/15/26 (a)	7,492,516
	MFH Revenue:
6,250,000	4.600% due 11/1/26 (a)	5,653,875
5,000,000	4.700% due 11/1/40 (a)	4,111,250
1,645,000	SONYMA, 6.100% due 11/1/19	1,666,484
2,000,000	New York State Housing Finance Agency Revenue, 5.250% due 11/1/41	1,927,600
	New York State Mortgage Agency, Revenue, Homeowner Mortgage:
9,200,000	5.350% due 10/1/18 (a)	9,234,960
2,145,000	4.750% due 10/1/22 (a)	2,111,731
2,020,000	5.800% due 10/1/28 (a)	1,988,852
4,000,000	5.200% due 10/1/32 (a)	3,617,960
8,250,000	5.350% due 10/1/33	8,204,872
3,700,000	6.600% due 10/1/38	3,938,872
265,000	Rensselaer Housing Authority, MFH Mortgage Revenue, Rensselaer Elderly Apartments, 7.750% due 1/1/11	265,427

	Total Housing	52,071,768

Industrial Revenue - 6.1%
	Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
Industrial Revenue - 6.1% (continued)
$9,900,000	5.250% due 10/1/35	$8,988,309
30,000,000	5.500% due 10/1/37	28,239,300
230,000	Monroe County, NY, IDA Revenue, Public Improvement, Canal Ponds Park, 7.000% due 6/15/13	230,805
	New York State Environmental Facilities Corp.:
	Clean Water & Drinking Revolving Funds:
965,000	5.250% due 4/15/17	972,093
2,490,000	5.250% due 10/15/17	2,508,301
1,340,000	5.250% due 4/15/18	1,348,911
1,880,000	5.250% due 10/15/18	1,892,502
150,000	State Water Revolving Fund, GIC-Societe Generale, 7.250% due 6/15/10	150,668
1,710,000	Puerto Rico Industrial Medical & Environmental Pollution Control Facilities, Finance Authority Revenue, American Airlines Inc., 6.450% due 12/1/25	719,807
5,000,000	Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, 6.750% due 10/1/37	4,999,300

	Total Industrial Revenue	50,049,996

Leasing - 5.3%
	New York State Dormitory Authority Revenue:
	City University Systems:
495,000	7.500% due 7/1/10	507,944
16,925,000	Third Generation, FGIC, 5.250% due 7/1/25	16,931,770
1,500,000	School District Financing Program, NATL, 5.750% due 10/1/17	1,604,700
	State University Educational:
2,030,000	Facilities, 5.250% due 5/15/13	2,179,997
	Facility:
5,000,000	FGIC, 5.250% due 5/15/19	5,232,300
12,110,000	FSA, 5.875% due 5/15/17	13,456,511
3,000,000	New York State Urban Development Corp. Revenue, State Facilities, 5.700% due 4/1/20	3,296,850

	Total Leasing	43,210,072

Local General Obligation - 5.1%
	New York City, NY, GO:
15,000,000	5.000% due 8/1/26	15,150,600
9,000,000	5.000% due 5/15/31	8,940,240
15,000,000	5.000% due 5/15/33	14,793,450
380,000	Unrefunded Balance, 5.750% due 8/1/14	396,397
	Taconic Hills, NY, School District at Craryville, FGIC, State Aid Withholding:
1,420,000	5.000% due 6/15/25	1,441,271
700,000	5.000% due 6/15/26	708,946

	Total Local General Obligation	41,430,904

Other - 3.3%
27,000,000	New York City, NY, TFA, Building Aid Revenue, 5.250% due 1/15/39	26,839,080
260,000	Triborough Bridge & Tunnel Authority, Convention Center Project, 7.250% due 1/1/10	268,055

	Total Other	27,107,135

Power - 3.5%
15,000,000	Long Island Power Authority, NY, Electric System Revenue, 6.000% due 5/1/33	15,912,450
3,000,000	New York State Energy Research & Development Authority, Gas Facilities Revenue, Brooklyn Union Gas Co. Project RIBS, 12.702% due 7/29/09 (a)(b)(c)	2,901,480

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
Power - 3.5% (continued)
$12,000,000	Port Authority of New York & New Jersey, Special Obligation Revenue 5th Installment, Special Project, 6.750% due 10/1/19 (a)	$10,018,800

	Total Power	28,832,730

Pre-Refunded/Escrowed to Maturity - 17.9%
	Albany, NY:
2,755,000	Industrial Development Agency, Civic Facility Revenue, St. Rose Project, AMBAC, 5.375% due 7/1/31 (d)	3,023,640
415,000	Parking Authority Revenue, 5.625% due 7/15/25 (d)	454,271
125,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09 (e)	125,000
	MTA:
	Dedicated Tax Fund, FSA:
2,290,000	5.125% due 4/1/19 (d)	2,631,714
4,500,000	5.250% due 4/1/23 (d)	5,199,255
	New York Services Contract, Transportation Facilities:
2,355,000	5.750% due 7/1/13 (e)	2,502,729
1,000,000	NATL/IBC, 5.500% due 7/1/17 (e)	1,152,850
11,000,000	MTA of New York, Dedicated Tax Fund, FGIC, 5.250% due 11/15/23 (d)	12,084,050
	New York City, NY:
2,595,000	COP, Transit Authority, MTA, Triborough Bridge & Tunnel Authority, AMBAC, 5.875% due 1/1/30 (d)	2,689,432
2,070,000	GO, 5.750% due 8/1/14 (d)	2,209,125
1,565,000	Municipal Water Finance Authority, Water & Sewer System Revenue, 6.000% due 6/15/33 (d)	1,663,188
10,000,000	TFA Revenue, 5.500% due 11/1/29 (d)	10,509,600
	New York State Dormitory Authority Revenue:
179,000	7.500% due 5/15/11 (d)	183,173
6,000,000	City University Systems, 4th Generation, 5.250% due 7/1/31 (d)	6,511,380
	Court Facilities, City of New York Issue:
5,000,000	6.000% due 5/15/39 (d)	5,290,400
3,000,000	AMBAC, 5.750% due 5/15/30 (d)	3,167,820
2,320,000	Mental Health Services Facilities, FSA, 5.250% due 8/15/30 (d)	2,444,839
30,000	State Supported Debt, Mental Health Services Facilities Improvement, FSA, 5.250% due 8/15/30 (d)	31,614
	State University Dormitory Facility, FGIC:
1,000,000	5.500% due 7/1/26 (d)	1,090,140
1,000,000	5.500% due 7/1/27 (d)	1,090,140
12,000,000	5.100% due 7/1/31 (d)	12,987,360
	State University Educational Facility:
12,750,000	FGIC, 5.000% due 5/15/27 (d)	14,257,305
5,000,000	FSA, 5.500% due 5/15/30 (d)	5,269,000
7,030,000	NATL, 5.000% due 5/15/16 (d)	7,308,037
2,000,000	Victory Memorial Hospital, NATL, FHA, 5.375% due 8/1/25 (d)	2,026,960
	New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds:
4,980,000	5.000% due 6/15/16 (e)	4,986,325
295,000	5.250% due 4/15/17 (d)	299,009
400,000	5.250% due 4/15/18 (d)	405,436
	New York State Thruway Authority, Highway & Bridge Toll Revenue Fund:
4,000,000	5.500% due 4/1/18 (d)	4,190,280
	FGIC:
3,410,000	5.000% due 4/1/19 (d)	3,683,209
2,000,000	5.000% due 4/1/20 (d)	2,160,240
2,500,000	5.000% due 4/1/21 (d)	2,700,300
4,505,000	North Hempstead, NY, GO, FGIC, 5.000% due 9/1/22	4,581,990
3,740,000	Puerto Rico Public Financial Corp., 5.500% due 8/1/29 (d)	4,102,705

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
Pre-Refunded/Escrowed to Maturity - 17.9% (continued)
	Schenectady, NY, IDA, Civic Facilities Revenue, Union College Project, AMBAC:
$2,000,000	5.375% due 12/1/19 (d)	$2,080,360
3,000,000	5.450% due 12/1/29 (d)	3,121,440
2,390,000	5.625% due 7/1/31 (d)	2,658,254
4,200,000	Triborough Bridge & Tunnel Authority, 5.375% due 1/1/19 (d)	4,902,408

	Total Pre-Refunded/Escrowed to Maturity	145,774,978

Solid Waste/Resource Recovery - 0.2%
1,065,000	Essex County, NY, Industrial Development Agency Revenue, Solid Waste, International Paper Co. Project, 6.150% due 4/1/21 (a)	949,735
880,000	North Country, NY, Development Authority, Solid Waste Management System Revenue, FSA, 6.000% due 5/15/15	982,722

	Total Solid Waste/Resource Recovery	1,932,457

Special Tax Obligation - 5.7%
	New York State Dormitory Authority:
4,000,000	Personal Income Tax Revenue, 5.000% due 3/15/37	3,929,080
	State Personal Income Tax Revenue:
2,630,000	5.000% due 3/15/23	2,754,399
12,000,000	5.000% due 2/15/39	11,745,240
	New York State Local Assistance Corp., Refunded:
2,255,000	6.000% due 4/1/14	2,497,255
3,000,000	5.500% due 4/1/17	3,409,200
2,500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, 5.000% due 4/1/18	2,706,275
20,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, 6.000% due 8/1/42	19,521,800

	Total Special Tax Obligation	46,563,249

State General Obligation - 0.2%
1,250,000	Puerto Rico Commonwealth, GO, Refunding, Public Improvement, NATL, 5.500% due 7/1/16	1,262,250

Transportation - 8.0%
335,000	Albany, NY, Parking Authority Revenue, 5.625% due 7/15/25	366,852
	MTA, New York Revenue:
22,590,000	FSA, 5.000% due 11/15/30	22,866,953
10,000,000	NATL, 5.000% due 11/15/35	9,230,300
7,150,000	MTA, New York Service Contract, Refunding, AMBAC, 5.000% due 7/1/30	7,187,323
	Port Authority of New York & New Jersey:
10,000,000	Construction 149th, AMBAC, 5.000% due 11/15/27	10,386,900
10,000,000	Construction 153rd, 5.000% due 7/15/35	10,007,000
5,200,000	Triborough Bridge & Tunnel Authority, NATL/IBC, 5.250% due 11/15/30	5,300,932

	Total Transportation	65,346,260

Water & Sewer - 9.1%
14,000,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 5.125% due 7/1/47	13,020,140
	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
5,000,000	5.250% due 6/15/25	5,152,350
10,000,000	5.000% due 6/15/38	9,879,100
7,000,000	5.000% due 6/15/39	6,850,830
15,000,000	5.750% due 6/15/40	15,924,900
2,750,000	FSA, 5.000% due 6/15/29	2,755,665
2,375,000	NATL, 5.000% due 6/15/15	2,377,945
990,000	Unrefunded Balance, 6.000% due 6/15/33	1,043,955

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
Water & Sewer - 9.1% (continued)
	New York State Environmental Facilities Corp.:
$8,500,000	Clean Water & Drinking Revolving Funds, 5.000% due 6/15/32	$8,599,705
40,000	State Water Revolving Fund, 7.500% due 6/15/12	40,028
8,000,000	Onondaga County, NY, Industrial Development Agency, Sewer Facilities Revenue, Bristol-Myers Squibb Co. Project, 5.750% due 3/1/24 (a)	8,062,480

	Total Water & Sewer	73,707,098

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $773,632,764)	795,001,912

SHORT-TERM INVESTMENTS† - 2.0%
Education - 0.3%
2,000,000	New York City, NY, GO, Subordinated, FSA, SPA-Dexia Credit Local, 0.180%, 7/1/09 (f)	2,000,000
700,000	New York State Dormitory Authority Revenue, State Supported Debt, University of Rochester, LOC-JPMorgan Chase, 0.180%, 7/1/09 (f)	700,000

	Total Education	2,700,000

Finance - 0.2%
1,400,000	New York City, NY, TFA, New York City Recovery Project Revenue, Subordinated, LIQ-Landesbank Hessen-Thuringen, 0.180%, 7/1/09 (f)	1,400,000

General Obligation - 0.8%
	Commonwealth of Puerto Rico, GO:
	Public Improvements:
300,000	FSA, SPA-Dexia Bank, 0.770%, 7/2/09 (f)	300,000
250,000	FSA, SPA-JPMorgan Chase, 1.250%, 7/2/09 (f)	250,000
3,300,000	Refunding, Public Improvements, FSA, SPA-Dexia Credit Local, 0.220%, 7/1/09 (f)	3,300,000
	New York City, NY, GO:
	LOC-JPMorgan Chase:
300,000	0.200%, 7/1/09 (f)	300,000
100,000	0.200%, 7/1/09 (f)	100,000
400,000	SPA-Landesbank Hessen-Thuringen, 0.180%, 7/1/09 (f)	400,000
1,000,000	SPA-Wachovia Bank N.A., 0.270%, 7/1/09 (f)	1,000,000
800,000	Subordinated, LOC-Bank of New York, 0.200%, 7/1/09 (f)	800,000

	Total General Obligation	6,450,000

Public Facilities - 0.1%
600,000	New York City, NY, Trust for Cultural Resources Revenue, Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A., 0.270%, 7/1/09 (f)	600,000

Transportation - 0.1%
300,000	MTA, NY, Revenue, LOC-BNP Paribas, 0.270%, 7/1/09 (f)	300,000

Utility - 0.2%
1,600,000	Long Island Power Authority, NY, Electric System Revenue, FSA, SPA-Dexia Credit Local, 0.770%, 7/2/09 (f)	1,600,000

Water & Sewer - 0.3%
	New York City, NY:
1,200,000	MFA Water & Sewer System Revenue, SPA-Fortis Bank S.A., 0.270%, 7/1/09 (f)	1,200,000
1,500,000	Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Bank of America N.A., 0.270%, 7/1/09 (f)	1,500,000

	Total Water & Sewer	2,700,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $15,750,000)	15,750,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
	TOTAL INVESTMENTS - 99.5% (Cost - $789,382,764#)	810,751,912
	Other Assets in Excess of Liabilities - 0.5%	4,393,662

	TOTAL NET ASSETS - 100.0%	$815,145,574

†	Under the Statement of Financial Accounting Standards No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(c)	Residual interest bonds - coupon varies inversely with level of short-term tax-exempt interest rates.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance - Insured Bonds
GIC	— Guaranteed Investment Contract
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
RIBS	— Residual Interest Bonds
SONYMA	— State of New York Mortgage Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority

Ratings Table[1]

S&P/Moody’s/Fitch[2]

AAA/Aaa	28.8%
AA/Aa	48.8
A	13.2
BBB/Baa	3.7
CCC/Caa	0.1
A-1/VMIG1	1.9
NR	3.5
100.0%

[1]	As a percentage of total investments.

[2]

In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 8 and 9 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Limited Access

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Limited Access

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds †	—	$795,001,912	—	$795,001,912
Short-term investments †	—	15,750,000	—	15,750,000

Total	—	$810,751,912	—	$810,751,912

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$38,848,918
Gross unrealized depreciation	(17,479,770)

Net unrealized appreciation	$21,369,148

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board (“FASB”) of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At June 30, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2009

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	August 26, 2009